Supplement dated November 28, 2023
to the Statement of Additional Information (the “SAI”), as supplemented, of the following funds:
Fund	SAI Dated
Columbia Funds Series Trust II
Columbia Integrated Large Cap Growth Fund	1/1/2023
Columbia Integrated Large Cap Value Fund	1/1/2023
Columbia Integrated Small Cap Growth Fund	1/1/2023
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI with respect to the abovementioned Funds is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending August 31 – Information is as of August 31, 2022, unless otherwise noted
Integrated Large Cap Growth Fund	Jason Hans	3 RICs 56 other accounts	$642.63 million $6.23 billion	None	$10,001 – $50,000(a)	Columbia Management	Columbia Management
	Oleg Nusinzon(c)	7 RICs 21 other accounts	$9.72 billion $7.03 billion	None	None
	Raghavendran Sivaraman(c)	7 RICs 16 other accounts	$9.72 billion $7.03 billion	None	None
Integrated Large Cap Value Fund	Jason Hans	3 RICs 56 other accounts	$443.62 million $6.23 billion	None	$100,001 – $500,000(a)	Columbia Management	Columbia Management
	Oleg Nusinzon(c)	7 RICs 21 other accounts	$9.72 billion $7.03 billion	None	None
	Raghavendran Sivaraman(c)	7 RICs 16 other accounts	$9.72 billion $7.03 billion	None	None
Integrated Small Cap Growth Fund	Jason Hans	3 RICs 56 other accounts	$715.58 million $6.23 billion	None	$10,001 – $50,000(a)	Columbia Management	Columbia Management
	Oleg Nusinzon(c)	7 RICs 21 other accounts	$9.72 billion $7.03 billion	None	None
	Raghavendran Sivaraman(c)	7 RICs 16 other accounts	$9.72 billion $7.03 billion	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(c)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of October 31, 2023.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP965_10_003_(11/23)